SCHEDULE OF DERIVATIVE LIABILITIES ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities, beginning balance	$ 2,856,569	$ 2,188,354
New issuances	197,465	939,919
Extinguished	(10,440,286)	(10,440,286)
Change in fair value	7,386,252	(271,704)
Derivative liabilities, ending balance		$ 2,856,569